COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2017
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases
Minimum
Lease Payments Amount
RMB
Year ended March 31:
2018	14,078,048
2019	11,194,606
2020	11,056,698
2021	1,409,891
2022	—

37,739,243

Schedule of future minimum payments under the non-cancelable purchase agreement
Required Payments Amount
RMB
Year ended March 31:
2018	4,838,400
2019	1,296,000

6,134,400